Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expenses	¥ 34	$ 5	¥ 50	¥ 85	$ 12	¥ 85
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year		3 years	3 years
Minimum [Member] | Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives				1 year	1 year
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years		5 years	5 years
Maximum [Member] | Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives				10 years	10 years